PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	$ 1,436,077	$ 767,197
Depreciation	(405,750)	(191,570)
Balance, end of year	2,091,519	1,436,077
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	1,701,710	857,561
Additions (adjustments)	1,058,570	877,084
Translation difference	(26,858)	(32,935)
Balance, end of year	2,733,422	1,701,710
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(265,633)	(90,364)
Depreciation	(377,309)	(178,548)
Translation difference	1,039	3,279
Balance, end of year	(641,903)	(265,633)
Computers and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	135,683	100,213
Balance, end of year	112,882	135,683
Computers and software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	221,187	129,073
Additions (adjustments)	50,614	95,715
Translation difference	42	(3,601)
Balance, end of year	271,843	221,187
Computers and software [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(85,504)	(28,860)
Depreciation	(71,366)	(57,451)
Translation difference	(2,091)	807
Balance, end of year	(158,961)	(85,504)
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	32,490	43,608
Balance, end of year	25,830	32,490
Office furniture and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	51,383	52,495
Additions (adjustments)	3,606	(750)
Translation difference	(142)	(362)
Balance, end of year	54,847	51,383
Office furniture and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(18,893)	(8,887)
Depreciation	(10,164)	(10,037)
Translation difference	40	31
Balance, end of year	(29,017)	(18,893)
Vehicles[Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	54,739	27,677
Balance, end of year	67,850	54,739
Vehicles[Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	75,129	30,545
Additions (adjustments)	47,146	46,049
Translation difference	(1,481)	(1,465)
Balance, end of year	120,794	75,129
Vehicles[Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(20,390)	(2,868)
Depreciation	(32,958)	(17,659)
Translation difference	404	137
Balance, end of year	(52,944)	(20,390)
Buildings, well, road, and buildings improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	852,891	313,697
Balance, end of year	797,203	852,891
Buildings, well, road, and buildings improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	887,995	320,316
Additions (adjustments)	22,385	579,602
Translation difference	(16,091)	(11,923)
Balance, end of year	894,289	887,995
Buildings, well, road, and buildings improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(35,104)	(6,619)
Depreciation	(62,585)	(28,723)
Translation difference	603	238
Balance, end of year	(97,086)	(35,104)
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	360,274	282,002
Balance, end of year	1,087,754	360,274
Equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	466,016	325,132
Additions (adjustments)	934,819	156,468
Translation difference	(9,186)	(15,584)
Balance, end of year	1,391,649	466,016
Equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance, beginning of year	(105,742)	(43,130)
Depreciation	(200,236)	(64,678)
Translation difference	2,083	2,066
Balance, end of year	$ (303,895)	$ (105,742)